Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Financing Receivables	The following table presents financing receivables by country as of the dates indicated (in millions).

	December 31, 2022			December 31, 2021
	Gross Receivable	Allowance	Net Receivable	Gross Receivable	Allowance	Net Receivable
Chile	$239	$—	$239	$17	$—	$17
U.S.	46	—	46	—	—	—
Argentina	5	—	5	11	1	10
Other	13	—	13	30	—	30
Total	$303	$—	$303	$58	$1	$57